Basis of presentation and significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Principles of consolidation

(a) Principles of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions have been eliminated on consolidation.

Use of estimates

(b) Use of estimates

The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Significant areas requiring the use of management estimates relate to the determination of provisions for litigation claims, deferred revenue, allowance for doubtful receivables, inventory valuation, warranty provisions, sales incentive provisions, stock-based compensation, deferred income taxes, and investment tax credits. Actual results could differ from these estimates.

Foreign currency translation and re-measurement

(c) Foreign currency translation and re-measurement

The Company’s Canadian operations and its foreign subsidiaries outside the United States (“U.S.”), which solely provide sales and marketing support, have the Canadian dollar (“CDN”) as their functional currency. For these entities, monetary assets and liabilities denominated in foreign currencies are translated using exchange rates in effect at the balance sheet date and non-monetary assets and liabilities denominated in foreign currencies are translated at historic rates. Gains and losses on re-measurement are recorded in the Company’s consolidated statements of operations as part of foreign exchange loss. The Company’s U.S. subsidiaries have the U.S. dollar as their functional currency. The financial statements of these subsidiaries are translated into Canadian dollars using the method of translation whereby assets and liabilities are translated using exchange rates in effect at the balance sheet date and revenues and expenses are translated using average rates for the reporting period. Exchange gains or losses from the translation of these foreign subsidiaries’ financial results are credited or charged to foreign currency translation included in other comprehensive (loss) income and accumulated other comprehensive income as part of shareholders’ (deficit) equity.

The Company uses the U.S. dollar as its reporting currency. The Canadian dollar consolidated financial statements are translated into the U.S. dollar reporting currency using the current rate method of translation. Exchange gains or losses are included as part of other comprehensive (loss) income and accumulated other comprehensive (loss) income as part of shareholders’ (deficit) equity.

Cash and cash equivalents

(d) Cash and cash equivalents

Cash and cash equivalents consist of cash-on-hand and short-term investments with an original maturity of three months or less and are carried on the consolidated balance sheet at cost which approximates fair value.

Trade receivables

(e) Trade receivables

Trade receivables reflect invoiced and accrued revenue and are presented net of an allowance for doubtful receivables.

The Company evaluates collectability of specific customer receivables based on a variety of factors on a periodic basis. The Company considers currency risk, geopolitical risk, payment history, customer stability, the age of the trade receivable balances and other factors that may affect the customers’ ability to pay. Collectability of receivables is reviewed on an ongoing basis by management and receivables accounts are adjusted as required. Receivables balances are charged against the allowance when the Company determines that it is probable that the receivable will not be recovered.

Inventory

(f) Inventory

Raw materials and finished goods inventory is stated at the lower of cost, computed using the first-in, first-out method, or net realizable value. Cost includes the cost of the material plus the applicable share of overhead. If the cost of the inventory exceeds its net realizable value, provisions are made for the difference between the cost and the net realizable value.

Property and equipment

(g) Property and equipment

Property and equipment is recorded at cost and depreciated over the shorter of the estimated useful life of the asset or the lease term. The estimated useful lives are generally as follows: asset under capital lease, 20 years; information systems, hardware and software, two to four years; assembly equipment, furniture, fixtures and other, two to four years; and leasehold improvements, two to four years. The Company capitalizes certain internal and external costs incurred to acquire or develop internal use software. Capitalized software costs are amortized over its useful life, which ranges from two to four years. Depreciation expense related to equipment used in assembly operations held at the Company’s contract manufacturers is included in cost of sales.

The Company reviews property and equipment for impairment. Property and equipment is reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of the asset is measured by comparison of its carrying amounts to future undiscounted cash flows the asset is expected to generate. If property and equipment is considered to be impaired, the impairment to be recognized equals the amount by which the carrying value of the asset exceeds its fair value.

Deferred financing fees

(h) Deferred financing fees

Deferred financing fees represent the direct costs of entering into the Company’s long-term debt and credit facilities. For non-revolving credit facilities, costs are amortized as interest expense using the effective interest method. For revolving credit facilities, costs are amortized as interest expense using the straight-line method. The deferred financing fees are amortized over the term of the debt or credit facilities.

Leases

(i) Leases

Lease agreements are evaluated to determine whether they are capital or operating leases. When substantially all of the risks and benefits of property ownership have been transferred to the Company, the lease is recognized as a capital lease.

For capital leases, an asset is recorded at the lower of its fair value or the net present value of the future minimum lease payments, with a corresponding obligation. Assets under capital lease are amortized on a straight-line basis over the lease term, and included in depreciation and amortization of property and equipment in the consolidated statements of operations. Interest charges are expensed over the period of the lease in relation to the carrying value of the capital lease agreement.

Gains associated with the fiscal 2014 sale-leaseback transaction were deferred. The deferred gain is presented as a reduction of the asset under capital lease. This gain is amortized on a straight-line basis over the lease term as a reduction to amortization expense.

Revenue recognition

(j) Revenue recognition

The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services are rendered, the sales price is fixed or determinable and collection is reasonably assured. Revenue consists primarily of consideration from the bundled sale of hardware, software that is essential to the functionality of the hardware and technical support.

Revenue from the bundled sale of hardware, software and technical support is recognized in accordance with general revenue recognition accounting guidance and revenue from separate sales of software products and technical support is recognized in accordance with industry specific software revenue recognition accounting guidance. Amounts invoiced and cash received in advance of meeting these revenue recognition criteria are recognized as deferred revenue.

The Company offers certain incentives to customers based on purchase levels. These incentives are recorded as a reduction of related revenues when this revenue is recognized. The Company has agreements with certain distributors which allow for stock rotation rights and price protection. The Company recognizes an allowance for stock rotation rights and price protection based on historical experience. The provision is recorded as a reduction to revenue in the period during which the related revenue is recognized. Revenue is recorded net of taxes collected from customers that are remitted to government authorities with the collected taxes recorded as current liabilities until remitted to the relevant government authority.

Revenue recognition for arrangements with multiple deliverables

The Company’s interactive displays consist of hardware products and software essential to the functionality of the hardware product that is delivered at the time of sale, and technical support, which includes future unspecified software upgrades and features relating to the product’s essential software to be received, on a when-and-if-available basis. For multi-element arrangements that include tangible products containing software essential to the product’s functionality and undelivered elements relating to the tangible product and its essential software, the Company allocates revenue to the multiple deliverables based on their relative selling prices. To determine the relative selling price the following hierarchy is used.

(i)	vendor-specific objective evidence of fair value (“VSOE”);

(ii)	third-party evidence (“TPE”); and

(iii)	estimate of the selling price (“ESP”).

VSOE is established as the price charged for a deliverable when the same deliverable is sold separately by the Company. TPE of selling price is established by evaluating largely similar and interchangeable competitor products or services in stand-alone sales. The ESP is established considering internal factors such as internal costs, margin objectives, pricing practices and controls, customer and market conditions such as competitor pricing strategies for similar products, and industry data.

The Company assesses incentives and discounts provided to customers in determining the relative selling prices of the deliverables in its arrangements to determine the most appropriate method of allocating such incentives and discounts to such deliverables. In general, the Company has concluded that allocating such incentives and discounts ratably to the deliverables based on the proportion of arrangement consideration allocated to each is appropriate based upon the way the Company sells its product.

The Company is unable to determine VSOE for its deliverables as they are not sold in significant volumes on a separate, stand-alone basis. The Company’s go-to-market strategy is the same or similar to that of its peers for these deliverables, in that product offerings are made in multiple deliverable bundles, such that the TPE of selling price of stand-alone deliverables cannot be obtained. Consequently, the Company is unable to establish selling price using VSOE or TPE and therefore uses ESP in its allocation of revenue.

Amounts allocated to the delivered hardware and the related essential software are recognized at the time of sale provided all the conditions for revenue recognition have been met. Amounts allocated to the technical support services and unspecified software upgrades are deferred and recognized using the straight-line method over the estimated term of provision.

Change in accounting estimate

Prior to September 24, 2013, amounts allocated to technical support services and unspecified software upgrades in multi-element arrangements were deferred and recognized on a straight-line basis over the estimated life of the related hardware of seven years. As a result of the Company’s introduction of Notebook Advantage, an annual maintenance and upgrade program which became mandatory in April 2014, the Company ceased its past practice of providing technical support services and upgrades over the life of a product. At the time of the announcement in September 2013, the Company reassessed the estimated period that support services and unspecified software upgrades were expected to be provided for sales occurring prior to that date. The Company concluded that the support period for these sales would end on March 31, 2015 and therefore decreased the period over which deferred revenue for technical support services and unspecified software upgrades is amortized. The Company determined that this adjustment was a change in accounting estimate and accounted for the change prospectively commencing September 24, 2013. No further changes in estimate were made after September 2013. Therefore, there is no continuing impact on operating income and net income subsequent to March 31, 2015. For fiscal year 2015, the effect of this change on operating income and net income was an increase of $37,839 and $28,379 (2014—$20,303 and $15,227) respectively and the impact on earnings per share was $2.33 and $2.24 (2014—$1.26 and $1.20) on a basic and diluted basis, respectively.

Revenue recognition for software

The Company also sells software, technical support and unspecified software upgrade rights separately from hardware. For software arrangements involving multiple elements, revenue is allocated to each element based on the relative fair value only if VSOE evidence of fair values, which is based on prices charged when the element is sold separately, is available. The Company does not have VSOE for the undelivered elements in its software sales and, accordingly, the entire arrangement consideration is deferred and amortized over one year, the estimated period that such items are delivered or that services are provided.

Financial instruments

(k) Financial instruments

Derivative financial instruments are used by the Company to manage its exposure to interest and foreign exchange rate fluctuations. To manage interest rate exposure, the Company enters into interest rate swap contracts and to manage foreign exchange exposure, the Company enters into forward and foreign exchange collar contracts. The Company does not use derivative financial instruments for speculative purposes.

All derivative financial instruments are recognized at fair value on the consolidated balance sheet. Fair value is calculated based on quoted market prices.

Derivative contracts that do not qualify as hedges, or where hedge accounting is not applied, are recorded at fair value in the consolidated balance sheet unless exempted from derivative treatment as meeting normal purchase and sale criteria. Any changes in the fair value of these derivative contracts are recorded in net income when those changes occur. The Company does not apply hedge accounting to any of its financial instruments.

Income taxes

(l) Income taxes

The Company uses the liability method of accounting for income taxes. Under the liability method, current income taxes are recognized for the estimated income taxes payable for the current year and deferred income taxes are recognized for temporary differences between the tax and accounting bases of assets and liabilities and the benefit of losses and other deductions carried forward for tax purposes that are likely to be realized. A valuation allowance is recorded against net deferred income tax assets if it is more likely than not that the asset will not be realized. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are scheduled to be recovered or settled. The effect on the deferred income tax assets and liabilities from a change in tax rates is recognized in net income in the period that the change is enacted.

The Company’s practice is to recognize interest related to income taxes in interest expense and penalties related to income taxes in selling, marketing and administration expense in the consolidated statement of operations.

Investment tax credits

(m) Investment tax credits

The Company uses the flow-through method to account for investment tax credits (“ITCs”), earned on eligible Scientific Research and Experimental Development (“SR&ED”) expenditures. Under this method, the ITCs are recognized as a reduction (increase) to income tax expense (recovery).

ITCs are subject to technical and financial review by Canadian tax authorities on a project-by-project basis and therefore amounts received may vary significantly from the amounts recorded. Any such differences are recorded as an adjustment to the recognized amount in the year the SR&ED review is completed and the results are made known to the Company.

Research and product development costs

(n) Research and product development costs

Research costs are expensed as incurred. Development costs for products and licensed software to be sold, leased or otherwise marketed are subject to capitalization beginning when a product’s technological feasibility has been established and ending when a product is available for general release to customers. In most instances, the Company’s products are released soon after technological feasibility has been established. Costs incurred subsequent to achievement of technological feasibility are usually not significant, and therefore all product development costs are expensed as incurred.

Earnings per share

(o) Earnings per share

Per share amounts are based on the weighted-average number of Common Shares outstanding during the period. Diluted earnings per share are calculated using the treasury stock method.

Warranty provision

(p) Warranty provision

The Company provides for the estimated costs of product warranties at the time revenue is recognized and records the expense in cost of sales. Interactive displays and other hardware products are generally covered by a time-limited warranty for varying periods of time. The Company’s warranty obligation is affected by product failure rates, warranty periods, freight, material usage and other related repair or replacement costs. The Company assesses the adequacy of its warranty liability and adjusts the amount as necessary based on actual experience and changes in future estimated costs. The accrued warranty obligation is included in accrued and other current liabilities.

Stock-based compensation

(q) Stock-based compensation

Stock-based compensation expense for stock options is estimated at the grant date based on each option’s fair value as calculated by the Black-Scholes-Merton (“BSM”) option-pricing model. The Company generally recognizes stock-based compensation expense ratably using the graded method over the requisite service period with an offset to additional paid-in capital. The BSM model requires various judgmental assumptions including volatility and expected option life. In addition, judgment is also applied in estimating the amount of stock-based awards that are expected to be forfeited, and if actual results differ significantly from these estimates, stock-based compensation expense and the Company’s results of operations would be impacted. Any consideration paid by employees on exercise of stock options plus any recorded stock-based compensation within additional paid-in capital related to that stock option is credited to share capital.

The Company classifies Restricted share units (“RSUs”), Performance share units (“PSUs”) and Deferred share units (“DSUs”) as equity instruments as the Company has the ability and intent to settle the awards in Common Shares. The compensation expense is calculated based on the fair value of each instrument as determined by the closing value of the Company’s Common Shares on the grant date. The Company recognizes compensation expense ratably over the vesting period of the RSUs and PSUs. For DSUs, compensation expense is recorded at the date of grant.

Participant Equity Loan Plan

(r) Participant equity loan plan

The Company has a Participant Equity Loan Plan (the “Plan”), under which the Company loaned funds to certain employees for the purpose of allowing these employees the opportunity to purchase Common Shares of the Company at fair value. Common Shares issued under the Plan are subject to voting and transferability restrictions that lapse based on certain events.

Shares purchased under the Plan are reported as share capital at their fair value on the date of issue. The outstanding related employee loans and any accrued interest are reported as a deduction from share capital. When there is an amendment in the terms of the Plan, the difference between the fair value at the date of the amendment and the fair value at the original date of purchase is recognized as stock-based compensation ratably on a graded basis over the period that restrictions on the shares lapse.

Restructuring costs

(s) Restructuring costs

Employee termination benefits associated with an exit or disposal activity are accrued when the liability is both probable and reasonably estimable provided that the Company has a history of providing similar severance benefits that meet the criteria of an on-going benefit arrangement. If no such history exists, the costs are expensed when the termination benefits are paid. Contract termination costs are recognized and measured at fair value when the Company ceases using the rights under the contract. Other associated costs are recognized and measured at fair value when they are incurred.

Legal and other contingencies

(t) Legal and other contingencies

The Company is subject to a number of legal proceedings and claims arising out of the conduct of the Company’s business. A liability is recorded when it is probable that a loss has been incurred and the amount is reasonably estimable. There is significant judgment required in both the probability determination and as to whether an exposure can be reasonably estimated. However, the outcomes of legal proceedings and claims brought against the Company are subject to significant uncertainty. Should the Company fail to prevail in any of these legal matters or should several legal matters be resolved against the Company in the same reporting period, the operating results of a particular reporting period could be materially adversely affected.

Reclassification	(u) Reclassification Certain reclassifications have been made to prior periods’ figures to conform to the current period’s presentation.
Recent accounting guidance adopted and Recent accounting guidance not yet adopted

(v) Recent accounting guidance adopted

In July 2015, the FASB issued a new accounting standard update on the topic of inventory. The amendments in this update changed the guidance on the subsequent measurement of inventory from the lower of cost or market to the lower of cost and net realizable value for entities using the first-in, first-out or the average cost method. The amendments in this update are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Company early adopted this standard in the third quarter of fiscal 2016 and applied the new guidance prospectively, as permitted. The early adoption did not impact the Company’s results of operations, financial condition or disclosures.

In November 2015, the FASB issued a new accounting standard update to change the balance sheet classification of deferred taxes. The amendments in this update eliminate the requirement for companies to separate deferred income tax liabilities and assets into current and non-current amounts in a classified balance sheet. Instead, companies will be required to classify all deferred tax liabilities and assets as non-current. The guidance is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Company early adopted this standard in the third quarter of fiscal 2016 and applied the new guidance retrospectively, as permitted. Previously reported current deferred income taxes and non-current deferred income taxes, classified under current assets and non-current assets, respectively, have been revised to reflect the retrospective application as follows as at March 31, 2015:

March 31, 2015
Current deferred income taxes, as reported	$8,052
Reclassification of deferred income taxes	(8,052)

Current deferred income taxes, as reclassified	$—

March 31, 2015
Non-current deferred income taxes, as reported	$8,304
Reclassification of deferred income taxes	8,052

Non-current deferred income taxes, as reclassified	$16,356

(w) Recent accounting guidance not yet adopted

In May 2014, the Financial Accounting Standards Board (“FASB”) issued a comprehensive new revenue recognition standard, as well as subsequent updates, which will supersede existing revenue recognition guidance. The standard creates a five-step model for revenue recognition that requires companies to exercise judgment when considering contract terms and relevant facts and circumstances. The five-step model includes (1) identifying the contract, (2) identifying the separate performance obligations in the contract, (3) determining the transaction price, (4) allocating the transaction price to the separate performance obligations and (5) recognizing revenue when each performance obligation has been satisfied. The standard also requires expanded disclosures surrounding revenue recognition. The standard is effective for fiscal periods beginning after December 15, 2017 and allows for either full retrospective or modified retrospective adoption. Early adoption is not permitted prior to fiscal periods beginning after December 15, 2016. The new standard will be effective for the Company beginning April 1, 2018. The Company is currently evaluating the impact of the adoption of this standard on its consolidated financial statements.

In April 2015, the FASB issued a new accounting standard update to simplify the presentation of debt issuance costs. The amendments in this update require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. In August 2015, the FASB issued clarification that debt issuance costs related to line-of-credit arrangements could be presented as an asset and amortized, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The amendments are effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period. Early adoption is permitted. This new guidance will be effective for the Company beginning April 1, 2016. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued a new accounting standard on leases which will supersede existing leases guidance. The standard requires companies to include the majority of their lease obligations in their balance sheet, including a dual approach for lessee accounting under which a lessee would account for leases as finance leases or operating leases. Both finance leases and operating leases will result in the lessee recognizing a right-of-use asset and corresponding lease liability. The standard also requires expanded disclosures surrounding lease transactions. The standard is effective for annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period, and allows for modified retrospective adoption. Early adoption is permitted. The new standard will be effective for the Company beginning April 1, 2019. The Company is currently evaluating the impact of the adoption of this standard on its consolidated financial statements.

In March 2016, the FASB issued a new accounting standard update to simplify the accounting for share-based payments. The amendments in this update simplify several aspects of the accounting for share-based payment award transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statements of cash flows. The guidance is effective for interim and annual periods beginning after December 15, 2016. Early adoption is permitted. This new guidance will be effective for the Company beginning April 1, 2017. The Company is currently evaluating the impact of the adoption of this standard on its consolidated financial statements.

Fair value measurements

Fair value measurements

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and establishes a three-tier value hierarchy, which prioritizes the inputs in the valuation methodologies in measuring fair value:

Level 1—Unadjusted quoted prices at the measurement date for identical assets or liabilities in active markets.

Level 2—Observable inputs other than quoted market prices included in level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets in markets that are not active or inputs that are observable or can be corroborated by observable market data.

Level 3—Significant unobservable inputs which are supported by little or no market activity and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.